GOVERNMENT ASSISTANCE (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Canada Emergency Wage Subsidy [Member] | Grant [Member]
Government Assistance Program [Line Items]
Total gross subsidy recorded under interest and other income	$ 25,026